Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	6 Months Ended
Dec. 31, 2012
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 3,232,418
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 2	0.27
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 3	(546,418)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 4	0.95
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 5	2,686,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 6	0.13
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 7	$ 0